FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2010
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
FAIR VALUE MEASUREMENTS
The following tables summarize the bases used to measure certain assets and liabilities at fair value on a recurring basis in the consolidated balance sheets at December 31, 2010 and 2009:

Basis of Fair Value Measurements on a Recurring Basis at December 31, 2010 In millions	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Counterparty and Cash Collateral Netting (1)	Total
Assets at fair value:
Interests in trade accounts receivable conduits (2)	$—	$—	$1,267	$—	$1,267
Equity securities (3)	556	36	—	—	592
Debt securities: (3)
Government debt (4)	—	641	—	—	641
Corporate bonds	—	831	—	—	831
Derivatives relating to: (5)
Foreign currency	—	86	—	(46)	40
Commodities	12	18	—	(16)	14
Total assets at fair value	$568	$1,612	$1,267	$(62)	$3,385
Liabilities at fair value:
Derivatives relating to: (5)
Foreign currency	$—	$84	$—	$(46)	$38
Commodities	7	17	—	(20)	4
Total liabilities at fair value	$7	$101	$—	$(66)	$42

Basis of Fair Value Measurements on a Recurring Basis at December 31, 2009 In millions	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Counterparty and Cash Collateral Netting (1)	Total
Assets at fair value:
Equity securities (3)	$483	$34	$—	$517
Debt securities: (3)
Government debt (4)	—	697	—	697
Corporate bonds	—	922	—	922
Derivatives relating to: (5)
Foreign currency	—	129	(48)	81
Commodities	28	4	(27)	5
Total assets at fair value	$511	$1,786	$(75)	$2,222
Liabilities at fair value:
Derivatives relating to: (5)
Foreign currency	$—	$68	$(48)	$20
Commodities	24	18	(24)	18
Total liabilities at fair value	$24	$86	$(72)	$38
(1) Cash collateral is classified as “Accounts and notes receivable – Other” in the consolidated balance sheets. Amounts represent the estimated net settlement amount when applying netting and set-off rights included in master netting arrangements between the Company and its counterparties and the payable or receivable for cash collateral held or placed with the same counterparty.
(2) Included in “Accounts and notes receivable – Other” in the consolidated balance sheets. See Note O for additional information on transfers of financial assets.
(3) The Company’s investments in equity and debt securities are primarily classified as available-for-sale and are included in “Other investments” in the consolidated balance sheets.
(4) U.S. Treasury obligations, U.S. agency obligations, agency mortgage-backed securities and other municipalities’ obligations.
(5) See Note J for the classification of derivatives in the consolidated balance sheets.

Assets and liabilities related to forward contracts, interest rate swaps, currency swaps, options and other conditional or exchange contracts executed with the same counterparty under a master netting arrangement are netted. Collateral accounts are netted with corresponding assets and liabilities. The Company posted cash collateral of $4 million at December 31, 2010, classified as “Accounts and notes receivable – Other” in the consolidated balance sheets.
For assets and liabilities classified as Level 1 measurements (measured using quoted prices in active markets), total fair value is either the price of the most recent trade at the time of the market close or the official close price, as defined by the exchange on which the asset is most actively traded on the last trading day of the period, multiplied by the number of units held without consideration of transaction costs.
For assets and liabilities classified as Level 2 measurements, where the security is frequently traded in less active markets, fair value is based on the closing price at the end of the period; where the security is less frequently traded, fair value is based on the price a dealer would pay for the security or similar securities, adjusted for any terms specific to that asset or liability. Market inputs are obtained from well-established and recognized vendors of market data and subjected to tolerance/quality checks. For derivative assets and liabilities, standard industry models are used to calculate the fair value of the various financial instruments based on significant observable market inputs, such as foreign exchange rates, commodity prices, swap rates, interest rates and implied volatilities obtained from various market sources.
For all other assets and liabilities for which observable inputs are used, fair value is derived through the use of fair value models, such as a discounted cash flow model or other standard pricing models. See Note J for further information on the types of instruments used by the Company for risk management.
There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2010.
For assets classified as Level 3 measurements, fair value is based on significant unobservable inputs including assumptions where there is little, if any, market activity. The fair value of the Company’s interests held in trade receivable conduits is determined by calculating the expected amount of cash to be received using the key input of anticipated credit losses in the portfolio of receivables sold that have not yet been collected (1.42 percent for North America and zero for Europe at December 31, 2010). Given the short-term nature of the underlying receivables, discount rate and prepayments are not factors in determining the fair value of the interests. See Note O for further information on assets classified as Level 3 measurements.
The following table summarizes the changes in fair value measurements using Level 3 inputs for the year ended December 31, 2010:

Fair Value Measurements Using Level 3 Inputs
Interests Held in Trade Receivable Conduits (1) In millions	2010
Balance at January 1, 2010	$—
Gain included in earnings	8
Purchases, sales and settlements - North America	1,102
Purchases, sales and settlements - Europe	157
Balance at December 31, 2010	$1,267

(1) Included in “Accounts and notes receivable – Other” in the consolidated balance sheets.

Fair Value Measurements on a Nonrecurring Basis
The following table summarizes the bases used to measure certain assets and liabilities at fair value on a nonrecurring basis in 2010:

Basis of Fair Value Measurements on a Nonrecurring Basis in 2010	Significant Other Unobservable Inputs	Total Losses
In millions	(Level 3)	2010
Assets at fair value:
Long-lived and other assets	$—	$(75)

After evaluating expected future investments in conjunction with expected future cash flows, a $48 million asset impairment charge was recognized in the Polyurethanes business in the fourth quarter of 2010. The Company’s evaluation of strategic alternatives for Epoxy capacity resulted in an $18 million asset impairment charge in the fourth quarter of 2010. Due to a change in the scope of a capital project, a $9 million asset impairment charge was recognized in Dow Automotive Systems in the fourth quarter of 2010. In all cases, the assets were written down to zero. The charges were included in “Cost of sales” in the consolidated statements of income and reflected in the Performance Materials ($75 million) segment.
The following table summarizes the bases used to measure certain assets and liabilities at fair value on a nonrecurring basis in 2009:

Basis of Fair Value Measurements on a Nonrecurring Basis in 2009	Significant Other Observable Inputs	Significant Other Unobservable Inputs		Total Losses
In millions	(Level 2)	(Level 3)	Total	2009
Assets at fair value:
Long-lived and other assets	$—	$30	$30	$(464)
Net assets held for sale	1,657	—	1,657	—
Goodwill	—	—	—	(7)
Total assets at fair value	$1,657	$30	$1,687	$(471)

As part of the restructuring plan that was approved on June 30, 2009, the Company will shut down a number of manufacturing facilities by the end of 2011. As a result, long-lived assets with a carrying value of $425 million were written down to the fair value of $26 million, resulting in an impairment charge of $399 million, which was included in the second quarter of 2009 restructuring charge (see Note C). In the fourth quarter of 2009, the Company recognized an impairment loss of $65 million (against the Performance Plastics segment) related to its investment in Equipolymers with a remaining fair value of the investment of $4 million. The long-lived assets were valued based on bids received from third parties and using discounted cash flow analysis based on assumptions that market participants would use. Key inputs included anticipated revenues, associated manufacturing costs, capital expenditures and discount, growth and tax rates.
On April 1, 2009, the Company announced the entry into a definitive agreement to sell the newly acquired stock of Morton International, Inc., the Salt business of Rohm and Haas, to K+S Aktiengesellschaft. The assets were classified as held for sale with a net carrying value of $1,657 million at September 30, 2009. The held for sale assets were valued based on the definitive agreement with K+S Aktiengesellschaft, less estimated cost to sell. The assets were sold on October 1, 2009 (see Note E).
During the fourth quarter of 2009, the Company performed its annual impairment tests for goodwill. As a result of this review, it was determined that the goodwill associated with the Dow Haltermann reporting unit was impaired. The impairment was based on a review of the Dow Haltermann reporting unit performed by management, in which discounted cash flows did not support the carrying value of the goodwill due to poor future projections for the business. As a result, an impairment loss of $7 million was recognized in the fourth quarter of 2009 against the Performance Materials segment.